RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of transactions with related parties

	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Payroll, options and payments to related parties employed by the Company	2,671	5,378	6,512
Payroll to directors	176	207	25
Transactions - associated companies	2,202	766	900
Shareholders – interest expenses, net	-	-	141

Disclosure of balances with related parties
	December 31,
	2023	2022
	US Dollars in thousands
Receivables – associated companies	3,555	983
Trade payables – related companies and parties	97	95
Other payables – related companies and parties	41	42